Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at January 1,	¥ 8,799	$ 1,279	¥ 9,124
Additions based on tax positions related to current year	2,636	382	738
Reversal based on tax positions related to prior years	(171)	(25)
Settlement	(3,463)	(504)	(1,063)
Foreign currency translation adjustments	(188)	(27)
Balance at December 31,	¥ 7,613	$ 1,105	¥ 8,799